NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(42,397,279)	(73,177,935)	(79,971,847)
Accretion of convertible redeemable preferred shares to redemption value	(248,113)	(28,553)	—
Net loss attributable to ordinary shareholders	(42,645,392)	(73,206,488)	(79,971,847)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	15,950,698	50,032,009	54,135,084
Net Loss per share—basic and diluted	(2.67)	(1.46)	(1.48)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the Year Ended December 31,
	2020	2021	2022
Convertible redeemable preferred shares	27,249,824	—	—
Share options and share grant	1,795,932	1,739,882	530,298